Significant Accounting Policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Significant Accounting Policies
Right-of-use assets	¥ 98,001		¥ 56,638		$ 15,019
Lease liability	96,543
Accumulated deficit	(2,051,940)		(2,198,902)		$ (314,474)
Selling and marketing expense	¥ 1,035,620	$ 158,716	¥ 792,591	¥ 731,233